CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Cumulative translation adjustment, including Euro Notes in 2011 and other instruments, income taxes	$ 0	$ (1,870)	$ 0	$ (234)
Unrealized losses on available-for-sale securities, income taxes	0	0	0	0
Change in fair value of cash flow hedges, income taxes	$ 0	$ 403	$ 0	$ 332